Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Loan to related parties (including loan to a related party settled with dividend payable in December)	¥ (634,638,425)	$ (91,160,105)	¥ (4,300,000)	¥ (3,500,000)
Sublease revenue from related party	74,893,930	10,757,840	53,852,195	42,218,264
Aotao
Related Party Transaction [Line Items]
Loan to related parties (including loan to a related party settled with dividend payable in December)	(167,279,750)	(24,028,233)
Repayment from related party	157,279,750	22,591,823
Interest income from related party	1,316,854	189,154
Franchise management fee to related party	(24,941)	(3,583)
GTI
Related Party Transaction [Line Items]
Loan to related parties (including loan to a related party settled with dividend payable in December)	(192,558,675)	(27,659,323)
Repayment from related party	184,134,046	26,449,201	1,717,539	9,730,276
Interest income from related party	907,880	130,409
Da Niang Group
Related Party Transaction [Line Items]
Loan to related parties (including loan to a related party settled with dividend payable in December)	(274,800,000)	(39,472,550)
Repayment from related party	274,800,000	39,472,550
Interest income from related party	875,315	125,731
Purchase from related party	(339,121)				$ (48,712)
JYHM
Related Party Transaction [Line Items]
Purchase from related party	(18,418)				(2,646)
Sublease revenue from related party	385,355	55,353
Advance from/(Repayment to) related party	312,141	44,836	221,028
Napa
Related Party Transaction [Line Items]
Purchase from related party	(3,576,659)			(4,035,262)	$ (513,755)
Revenue from related party	2,358,491	338,776
Yibon
Related Party Transaction [Line Items]
Revenue from related party	¥ 681,239	$ 97,854
Rongcheng
Related Party Transaction [Line Items]
Advance from/(Repayment to) related party				141,380
TB
Related Party Transaction [Line Items]
Advance from/(Repayment to) related party				294,193
Revenue from related party			389,583	400,639
Shiquanmeiwei
Related Party Transaction [Line Items]
Purchase from related party			(3,600)
Steigenberger
Related Party Transaction [Line Items]
Loan to related parties (including loan to a related party settled with dividend payable in December)				(225,000)
Bayshore
Related Party Transaction [Line Items]
Repayment from related party				8,671,250
Yan Zhang
Related Party Transaction [Line Items]
Repayment from related party				128,110,474
Interest income from related party				3,515,358
Ze Xin
Related Party Transaction [Line Items]
Loan to related parties (including loan to a related party settled with dividend payable in December)			(4,300,000)	(3,500,000)
Repayment from related party				367,488
Interest income from related party			263,366	75,460
Revenue from related party			¥ 44,763	232,766
519
Related Party Transaction [Line Items]
Advance from/(Repayment to) related party				¥ (4,100)